Financial Instruments - Summary of Offsetting Other Financial Assets and Trade Payable and Other Financial Liabilities (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Gross amounts recognized	₨ 206,810	₨ 213,032
Gross amounts of recognized financial liabilities set off	(12,857)	(9,878)
Net amounts recognized	193,953	203,154
Gross amounts recognized	108,680	105,722
Gross amounts of recognized financial liabilities set off	(12,857)	(9,878)
Net amounts recognized	95,823	95,844
Trade receivables - non-current [member]
Disclosure of detailed information about financial instruments [line items]
Gross amounts recognized	4,045	863
Gross amounts of recognized financial liabilities set off	0	0
Net amounts recognized	4,045	863
Trade receivables - current [member]
Disclosure of detailed information about financial instruments [line items]
Gross amounts recognized	125,624	134,053
Gross amounts of recognized financial liabilities set off	(10,147)	(7,703)
Net amounts recognized	115,477	126,350
Other financial assets - non-current [member]
Disclosure of detailed information about financial instruments [line items]
Gross amounts recognized	5,550	6,330
Gross amounts of recognized financial liabilities set off	0	0
Net amounts recognized	5,550	6,330
Other financial assets - current [member]
Disclosure of detailed information about financial instruments [line items]
Gross amounts recognized	10,536	9,096
Gross amounts of recognized financial liabilities set off	0	0
Net amounts recognized	10,536	9,096
Unbilled receivables [member]
Disclosure of detailed information about financial instruments [line items]
Gross amounts recognized	61,055	62,690
Gross amounts of recognized financial liabilities set off	(2,710)	(2,175)
Net amounts recognized	58,345	60,515
Trade payables and accrued expenses [member]
Disclosure of detailed information about financial instruments [line items]
Gross amounts recognized	101,423	98,932
Gross amounts of recognized financial liabilities set off	(12,857)	(9,878)
Net amounts recognized	88,566	89,054
Other financial liabilities - non-current [member]
Disclosure of detailed information about financial instruments [line items]
Gross amounts recognized	4,985	2,649
Gross amounts of recognized financial liabilities set off	0	0
Net amounts recognized	4,985	2,649
Other financial liabilities - current [member]
Disclosure of detailed information about financial instruments [line items]
Gross amounts recognized	2,272	4,141
Gross amounts of recognized financial liabilities set off	0	0
Net amounts recognized	₨ 2,272	₨ 4,141